Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the pay versus performance for our current named executive officers for their services in all capacities to us during 2024, 2023 and 2022.

Name and Principal Position	Year	Summary Compensation Table Total ($)	Compensation Actually Paid ($)(1)	Value of Initial Fund $100 Investment Based on TSR ($)(2)	Net Income Attributable to Ultralife ($000)
Michael E. Manna, President and Chief Executive Officer	2024	489,177	527,675	123	6,312
	2023	779,043	887,321	113	7,197
	2022	317,353	281,532	64	(119)
Philip A. Fain, Chief Financial Officer, Treasurer and Secretary	2024	445,987	479,910	123	6,312
	2023	653,452	775,864	113	7,197
	2022	448,266	389,216	64	(119)

(1) Represents total compensation from the Summary Compensation Table with the following adjustments:

Adjustment to Non-PEO NEO Compensation Footnote
Name and Principal Position	Year	Summary Compensation Table Total ($)	Grant date fair value of stock options granted during the year ($)	Year end fair value of stock options granted during the year that were outstanding and unvested as of year end ($)	Change in fair value from prior year end to vesting date of stock options that vested during the year ($)	Change in fair value of stock options granted in prior years that were outstanding and unvested as of year end ($)	Prior year end fair value of stock options granted in prior years that were forfeited during the year ($)	Compensation Actually Paid ($)
Michael E. Manna, President and Chief Executive Officer	2024	489,177	(81,652)	75,854	30,109	14,187	-	527,675
	2023	779,043	(106,004)	137,980	45,332	30,970	-	887,321
	2022	317,353	(32,087)	18,007	(7,216)	(14,525)	-	281,532
Philip A. Fain, Chief Financial Officer, Treasurer and Secretary	2024	445,987	(61,240)	56,890	28,870	9,402	-	479,910
	2023	653,452	(65,628)	65,842	72,644	49,554	-	775,864
	2022	448,266	(51,339)	28,811	(12,286)	(24,236)	-	389,216

(2) Represents the value as of the end of the year indicated of $100 invested on December 31, 2021 in the Company’s common stock.

Mr. Manna, President and CEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 489,177	$ 779,043	$ 317,353
Non-PEO NEO Average Compensation Actually Paid Amount	527,675	887,321	281,532
Total Shareholder Return Amount	123	113	64
Net Income (Loss)	6,312,000	7,197,000	(119,000)
Mr. Manna, President and CEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,652)	(106,004)	(32,087)
Mr. Manna, President and CEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,854	137,980	18,007
Mr. Manna, President and CEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,187	30,970	(14,525)
Mr. Manna, President and CEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,109	45,332	(7,216)
Mr. Manna, President and CEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Fain, CFO, Treasurer, and Secretary [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	445,987	653,452	448,266
Non-PEO NEO Average Compensation Actually Paid Amount	479,910	775,864	389,216
Total Shareholder Return Amount	123	113	64
Net Income (Loss)	6,312,000	7,197,000	(119,000)
Mr. Fain, CFO, Treasurer, and Secretary [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,240)	(65,628)	(51,339)
Mr. Fain, CFO, Treasurer, and Secretary [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,890	65,842	28,811
Mr. Fain, CFO, Treasurer, and Secretary [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,402	49,554	(24,236)
Mr. Fain, CFO, Treasurer, and Secretary [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,870	72,644	(12,286)
Mr. Fain, CFO, Treasurer, and Secretary [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0